Taxes on Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes on Income (Details) [Line Items]
Income tax rates		21.00%	21.00%
Net operating loss carryforwards (in Dollars)
Taxable income	80.00%
Ownership [Member]
Taxes on Income (Details) [Line Items]
Ownership interest	50.00%